Reporting entity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [line items]
Schedule of Significant Subsidiaries
The following are the significant subsidiaries in the Group included within these consolidated financial statements:

Name of Subsidiary	Country of Incorporation	Ownership Interest%
		2019	2018
Avianca Ecuador S.A.	Ecuador	99.62%	99.62%
Aerovias del Continente Americano S.A. (Avianca)	Colombia	99.98%	99.98%
Avianca, Inc.	EE.UU.	100%	100%
Avianca Leasing, LLC	EE.UU.	100%	100%
Grupo Taca Holdings Limited	Bahamas	100%	100%
Latin Airways Corp.	Panama	100%	100%
LifeMiles Ltd.	Bermuda	70%	70%
Avianca Costa Rica S.A.	Costa Rica	92.42%	92.42%
Taca International Airlines, S.A.	El Salvador	96.83%	96.83%
Tampa Cargo Logistics, Inc.	EE.UU.	100%	100%
Tampa Cargo S.A.S.	Colombia	100%	100%
Technical and Training Services, S.A. de C.V.	El Salvador	99%	99%
Avianca Peru S.A.	Perú	100%	100%
Regional Express Américas S.A.S.	Colombia	100%	100%
Vu–Marsat S.A.	Costa Rica	100%	100%

Schedule of Total Fleet Consisting
As of December 31, 2019, and 2018, Avianca Holdings S.A. had a total fleet consisting of:

	December 31, 2019			December 31, 2018
Aircraft	Owned/ Financial Lease	Operating Lease (1)	Total	Owned/ Financial Lease	Operating Lease	Total
Airbus A-318	—	—	—	10	—	10
Airbus A-319 (2)	23	4	27	23	4	27
Airbus A-320	31	26	57	35	26	61
Airbus A-320 NEO	3	7	10	3	4	7
Airbus A-321	7	6	13	7	6	13
Airbus A-321 NEO	—	2	2	—	2	2
Airbus A-330	3	7	10	3	7	10
Airbus A-330F	6	—	6	6	—	6
Airbus A-300F (2)	5	—	5	5	—	5
Boeing 787-8	8	5	13	8	5	13
Boeing 787-9	—	1	1	—	—	—
ATR-42	—	—	—	2	—	2
ATR-72	15	—	15	15	—	15
Boeing 767F	2	—	2	2	—	2
Cessna Grand Caravan	—	—	—	13	—	13
Embraer E-190 (2)	10	—	10	10	—	10

	113	58	171	142	54	196

(1)
As of January 1, 2019, as a result of the adoption of IFRS 16, the operating leases contracts are recorded in the consolidated statement of financial position as part property and equipment, as well as the recognition of the related financial liability that represents the present value of the minimum payments of the lease contract. (see note 4).

(2)	As of December 31, 2019, the Group has as assets held for sale 10 Embraer E-190, 2 Airbus A319, 12 Airbus A320, 4 Airbus A321, 2 Airbus A330 and 1 Airbus A330F.

Turbo leasing company Ltd and Aerotaxis La Costea SA [member]
Disclosure of subsidiaries [line items]
Summary of the Movements in the Financial Statements Due to the Sale and Corresponding Loss
The following is the summary of the movements in the financial statements due to the sale and the corresponding loss of control of Turbo Leasing Company Ltd. and Aerotaxis La Costeña S.A.

	Turboprop Leasing Company Ltd.	Aerotaxis La Costeña S.A.	Total deconsolidation
Amount of cash in the company	$8,876	$2,889	$11,765
Carrying amount of the company assets, without cash	28,632	6,928	35,560
Carrying amount of the company liabilities	(19,507)	(3,729)	(23,236)

Net assets of the subsidiary	18,001	6,088	24,089
Non-controlling interest	(5,769)	(1,943)	(7,712)

GTH / Nicarag ü ense de Aviación participation	$12,232	$4,145	$16,377

Consideration received in cash	6,425	4,465	10,890

(Loss)/gain on the sale of the subsidiaries	$(5,807)	$320	$(5,487)

Getcom Intl Investments SL [member]
Disclosure of subsidiaries [line items]
Summary of the Movements in the Financial Statements Due to the Sale and Corresponding Loss
The following is a summary of the movements in the financial statements due to the sale and corresponding loss of control of Getcom Int’l Investments S.L

Amount of cash in Getcom Int’l Investments S.L.	$1,764
Carrying amount of the Getcom Int’l Investments S.L. assets, without cash	20,561
Carrying amount of the Getcom Int’l Investments S.L. liabilities	(6,980)

Net Assets of the subsidiary	$15,345
Non-controlling interest	(7,674)

AVH participation	7,671

Received consideration:
Portion of the consideration consisting of cash	18,000
Portion of the consideration consisting of account receivables	250

Fair Value of the received consideration	$18,250

Gains on the sale of the subsidiary	$10,579